Commitments and Contingencies (Details) (USD $)	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Additional potential lump sum payments		$ 4,200,000
Loss Contingencies [Line Items]
Accrued liability for interest on tax			877,000
Minimum gas purchase obligation through the end of the next fiscal year	$ 140,000